Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

23          Subsequent Events

On January 30, 2014, Sinovac Beijing repaid $1,652 (RMB 10 million) of the loan from China Merchants Bank.

On March 3, 2014, Sinovac Beijing entered into a bank loan agreement with the China Merchants Bank with a credit limit of $4,956 (RMB 30 million). The loan is unsecured, repayable on March 2, 2015 with an interest rate of 6.9%.

On March 12, 2014, Sinovac Dalian repaid a bank loan of $826 (RMB 5 million) to the Bank of China.